ANNUAL REPORT

                               SEPTEMBER 30, 2001

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                                 ANNUAL REPORT

                                                               November 19, 2001

Dear Shareholders,

The year 2001 has been one of intense investment challenges for equity portfolio managers. The extended eighteen-month bear market has produced some of the worst equity returns since the Nixon impeachment era. Yet every bear market in history has eventually given birth to a new bull market with new and innovative companies leading the way. This was certainly true after the 1990 Gulf War bear market bottomed with previously undiscovered companies such as Cisco and Amgen leading a new bull market to new market heights. We feel strongly that this time will be no different, with small unheralded but fiercely entrepreneurial companies leading the way to the new bull market. Our goal is to continue to search for and own those leading companies that will perform explosively as the young bull matures.

Despite a tough 2001, your Rockland Small Cap Growth Fund still ranks in the top 1% of all small cap funds in the country according to Lipper Analytical Services from Inception on 12/2/96 through the latest results on 10/31/01 (#2 out of 396 funds).

We remain enthusiastic that the leading small companies will provide superior long-term returns to our shareholders.

/s/Richard H. Gould

Your Fund manager,
Richard H. Gould CFA CMT

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

              Rockland Small
   Date      Cap Growth Fund      S&P 500    NASDAQ Composite     Russell 2000
   ----      ---------------      -------    ----------------     ------------
 12/2/96         $10,000          $10,000         $10,000            $10,000
 3/31/97          $9,004          $10,065          $9,459             $9,731
 9/30/97         $14,452          $12,707         $13,084            $12,992
 3/31/98         $13,661          $14,896         $14,265            $13,820
 9/30/98         $11,532          $13,856         $13,179            $10,521
 3/31/99         $16,377          $17,645         $19,221            $11,586
 9/30/99         $19,897          $17,710         $21,476            $12,536
 3/31/00         $40,269          $20,811         $35,796            $15,921
 9/30/00         $41,411          $20,061         $28,774            $15,496
 3/31/01         $26,284          $16,299         $14,435            $13,495
 9/30/01         $24,061          $14,720         $11,774            $12,225

FOR THE PERIOD ENDED SEPTEMBER 30, 2001
                                                         ANNUALIZED SINCE
                                      ONE YEAR      COMMENCEMENT OF OPERATIONS
                                      --------      --------------------------
Rockland Small Cap Growth Fund        (41.89)%                19.92%
S&P 500                               (26.62)%                 8.33%
NASDAQ Composite                      (59.08)%                 3.44%
Russell 2000                          (21.09)%                 4.25%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 is an unmanaged index of 2,000 stocks weighted by market capitalization. This chart assumes an initial gross investment of $10,000 made on 12/2/96 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2001

ASSETS:
     Investments, at value (cost $61,575,375)                      $65,746,983
     Receivable for investments sold                                 3,740,494
     Receivable for capital shares sold                              2,545,007
     Dividends and interest receivable                                  14,484
     Organizational expenses, net of accumulated amortization              695
     Other assets                                                       27,670
                                                                   -----------
          Total Assets                                              72,075,333
                                                                   -----------

LIABILITIES:
     Payable for investments purchased                               4,121,574
     Capital shares repurchased                                         54,588
     Payable to Adviser                                                 54,951
     Accrued expenses and other liabilities                             81,970
                                                                   -----------
          Total Liabilities                                          4,313,083
                                                                   -----------
NET ASSETS                                                         $67,762,250
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
     Capital stock                                                 $91,364,941
     Accumulated undistributed net realized
       loss on investments sold                                    (27,774,299)
     Net unrealized appreciation on investments                      4,171,608
                                                                   -----------
          Total Net Assets                                         $67,762,250
                                                                   -----------
                                                                   -----------

     Shares of beneficial interest outstanding (unlimited
       shares of $0.001 par value authorized)                        4,603,900
     Net asset value, redemption price and
       offering price per share                                    $     14.72
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME:
   Dividend income                                                $    275,245
   Interest income                                                     125,809
                                                                  ------------
        Total investment income                                        401,054
                                                                  ------------

EXPENSES:
   Investment advisory fee                                             732,512
   Administration fee                                                   51,073
   Shareholder servicing and accounting costs                           80,306
   Custody fees                                                         53,123
   Federal and state registration                                       45,091
   Professional fees                                                    36,328
   Reports to shareholders                                              11,457
   Trustees' fees and expenses                                           4,447
   Amortization of organizational expenses                               6,935
   Other                                                                12,349
                                                                  ------------
        Total expenses                                               1,033,621
                                                                  ------------
NET INVESTMENT LOSS                                                   (632,567)
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments:                               (26,527,528)
   Net change in unrealized appreciation/depreciation
     on investments                                                (12,785,162)
                                                                  ------------
   Net realized and unrealized loss on investments                 (39,312,690)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(39,945,257)
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED                YEAR ENDED
                                                                                 SEPTEMBER 30, 2001*<F1>     SEPTEMBER 30, 2000
                                                                                 -----------------------     ------------------
OPERATIONS:
   Net investment loss                                                                $  (632,567)              $  (672,869)
   Net realized gain (loss) on:
       Investments                                                                    (26,527,528)               16,173,341
       Short positions                                                                         --                   (80,983)
   Net change in unrealized appreciation/depreciation on investments                  (12,785,162)               13,263,684
                                                                                      -----------               -----------
   Net increase (decrease) in net assets resulting from operations                    (39,945,257)               28,683,173
                                                                                      -----------               -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                           86,592,903                30,829,073
   Shares issued to holders in reinvestment of dividends                               13,835,241                 6,506,869
   Cost of shares redeemed                                                            (53,615,195)               (8,074,795)
                                                                                      -----------               -----------
   Net increase in net assets resulting from capital share transactions                46,812,949                29,261,147
                                                                                      -----------               -----------
DISTRIBUTIONS TO RETAIL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                                        --                  (635,370)
                                                                                      -----------               -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                               (14,265,590)               (6,074,008)
                                                                                      -----------               -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (7,397,898)               51,234,942

NET ASSETS:
   Beginning of year                                                                   75,160,148                23,925,206
                                                                                      -----------               -----------
   End of year                                                                        $67,762,250               $75,160,148
                                                                                      -----------               -----------
                                                                                      -----------               -----------

*<F1> On October 1, 2000, the fund combined its Institutional and Retail classes into a single class of shares.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                 YEARS ENDED SEPTEMBER 30,                  DECEMBER 2, 1996(1)<F2>
                                                    --------------------------------------------------              THROUGH
                                                     2001           2000           1999           1998         SEPTEMBER 30, 1997
                                                    ------         ------         ------         ------         ----------------
Per Share Data:
Net asset value, beginning of period                $32.22         $19.34         $11.21         $14.43              $10.00
                                                    ------         ------         ------         ------              ------
Income from investment operations:
   Net investment loss                               (0.14)(5)      (0.28)(5)      (0.20)(6)      (0.17)(5)           (0.11)(6)
                                                           <F6>           <F6>           <F7>           <F6>                <F7>
   Net realized and unrealized gains (losses)
     on investments                                 (11.84)         18.19           8.33          (2.73)               4.56
                                                    ------         ------         ------         ------              ------
        Total from investment operations            (11.98)         17.91           8.13          (2.90)               4.45
                                                    ------         ------         ------         ------              ------
Less distributions:
   Dividends in excess of
     net investment income                              --             --             --             --               (0.02)
   Distributions from net realized gains             (5.52)         (5.03)            --          (0.18)                 --
   Return of Capital                                    --             --             --          (0.14)                 --
                                                    ------         ------         ------         ------              ------
        Total distributions                          (5.52)         (5.03)            --          (0.32)              (0.02)
                                                    ------         ------         ------         ------              ------
Net asset value, end of period                      $14.72         $32.22         $19.34         $11.21              $14.43
                                                    ------         ------         ------         ------              ------
                                                    ------         ------         ------         ------              ------
Total return                                      (41.89)%        108.14%         72.52%       (20.21)%              44.53%(2)
                                                                                                                           <F3>

Supplemental data and ratios:
   Net assets, end of period                   $67,762,250    $69,583,711    $21,561,339    $10,681,337         $10,858,957
   Ratio of operating expenses
     to average net assets(4)<F5>                    1.41%          1.53%          1.75%          1.75%               1.75%(3)<F4>
   Ratio of net investment loss
     to average net assets(4)<F5>                  (0.86)%        (1.27)%        (1.34)%        (1.47)%             (1.11)%(3)<F4>
   Portfolio turnover rate                         513.68%        615.06%        814.67%        353.27%             204.05%

(1)<F2>   Commencement of operations.
(2)<F3>   Not annualized.
(3)<F4>   Annualized.
(4)<F5> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.31%, 2.60% and 3.98% , respectively. The ratio of net investment loss to average net assets would have been (1.90)%, (2.32)% and (3.35)%, respectively.
(5)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(6)<F7> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2001

 SHARES                                                               VALUE
 ------                                                               -----

            COMMON STOCKS -- 96.9%

            AEROSPACE & DEFENSE -- 10.5%
  20,000    Advanced Technical Products, Inc.*<F8>                 $   364,000
  20,000    Alliant Techsystems Inc.*<F8>                            1,712,000
  40,000    DRS Technologies, Inc.*<F8>                              1,390,000
  30,000    EDO Corporation                                            862,500
  15,000    Elbit Systems Ltd.(1)<F9>                                  246,450
  15,000    Engineered Support Systems, Inc.                           706,500
  35,000    FLIR Systems, Inc.*<F8>                                  1,436,050
   5,000    L-3 Communications Holdings, Inc.*<F8>                     437,250
                                                                   -----------
                                                                     7,154,750
                                                                   -----------

            BUSINESS SERVICES -- 5.7%
  40,000    A.C.L.N. Limited*<F8>(1)<F9>                             1,570,000
  50,000    FTI Consulting, Inc.*<F8>                                1,470,000
  20,000    MAXIMUS, Inc.*<F8>                                         794,600
                                                                   -----------
                                                                     3,834,600
                                                                   -----------

            DRUGS -- 12.9%
  10,000    Acambis PLC -- ADR*<F8>(1)<F9>                             238,000
  15,000    Barr Laboratories, Inc.*<F8>                             1,185,900
  30,000    Biovail Corporation*<F8>(1)<F9>                          1,392,000
  15,000    D & K Healthcare Resources, Inc.                           718,500
  70,000    Dr. Reddy's Laboratories Limited - ADR*<F8>(1)<F9>       1,557,500
  82,500    First Horizon Pharmaceutical Corporation*<F8>            2,147,475
  55,000    Kos Pharmaceuticals, Inc.*<F8>                           1,531,750
                                                                   -----------
                                                                     8,771,125
                                                                   -----------

            EDUCATION -- 5.9%
  50,000    Apollo Group, Inc.*<F8>                                  2,101,500
  20,000    Career Education Corporation*<F8>                        1,100,000
  25,000    University of Phoenix Online*<F8>                          774,000
                                                                   -----------
                                                                     3,975,500
                                                                   -----------

            ENERGY -- 0.7%
  20,000    Huaneng Power International, Inc. -- ADR(1)<F9>            460,600
                                                                   -----------

            FINANCIAL SERVICES -- 7.0%
  10,000    American Home Mortgage Holdings, Inc.                      174,500
 166,667    ECapital Financial Corporation*<F8>(2)<F10>                    167
   5,000    eFunds Corporation*<F8>                                     83,250
  70,000    Euronet Worldwide, Inc.*<F8>                               773,500
  10,000    First Defiance Financial Corp.                             136,000
  10,000    First State Bancorporation                                 183,900
  11,000    Macatawa Bank Corporation                                  183,700
  10,000    Redwood Empire Bancorp                                     382,500
  40,000    Republic Bancorp, Inc. -- Class A                          530,000
  20,000    Sandy Spring Bancorp, Inc.                                 793,800
  14,000    The Student Loan Corporation                               987,000
 166,667    U.S. Capital Financial Corp.*<F8>(2)<F10>                   83,333
  15,000    Wintrust Financial Corporation                             465,750
                                                                   -----------
                                                                     4,777,400
                                                                   -----------

            HEALTH CARE SERVICES & SUPPLIES -- 16.0%
  25,000    AdvancePCS*<F8>                                          1,794,500
  10,000    AmeriPath, Inc.*<F8>                                       262,600
  55,000    AmSurg Corp.*<F8>                                        1,515,250
  20,000    Express Scripts, Inc.*<F8>                               1,106,400
  15,000    Harvard Bioscience, Inc.*<F8>                              150,000
  60,000    Mid Atlantic Medical Services, Inc.*<F8>                 1,260,000
  30,000    Province Healthcare Company*<F8>                         1,102,200
  30,000    Renal Care Group, Inc.*<F8>                                923,100
  20,000    Rightchoice Managed Care, Inc.*<F8>                      1,001,000
  45,000    Triad Hospitals, Inc.*<F8>                               1,593,000
   5,000    Unilab Corporation*<F8>                                    138,650
                                                                   -----------
                                                                    10,846,700
                                                                   -----------

            INSURANCE -- 0.7%
  10,000    Hilb, Rogal and Hamilton Company                           456,100
                                                                   -----------

            MEDICAL RESEARCH -- 6.3%
  25,000    Charles River Laboratories International, Inc.*<F8>        884,250
  40,000    DIANON Systems, Inc.*<F8>                                2,008,000
  85,000    Dynacare Inc.*<F8>(1)<F9>                                  892,500
  15,000    ICON PLC - ADR*<F8>(1)<F9>                                 498,000
                                                                   -----------
                                                                     4,282,750
                                                                   -----------

            MEDICAL PRODUCTS -- 9.6%
  35,000    Cholestech Corporation*<F8>                                560,000
  55,000    Cytyc Corporation*<F8>                                   1,474,550
  55,000    Diagnostic Products Corporation                          2,322,100
  20,000    Integra LifeSciences Holdings*<F8>                         552,400
  50,000    Medical Action Industries Inc.*<F8>                        845,000
  20,000    Orthofix International N.V.*<F8>                           570,000
  17,500    Q-Med, Inc.*<F8>                                           161,875
                                                                   -----------
                                                                     6,485,925
                                                                   -----------

            OIL & GAS EQUIPMENT -- 1.2%
  25,000    Shamrock Logistics, L.P.                                   815,000
                                                                   -----------

            OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
  25,000    Spinnaker Exploration Company*<F8>                         884,500
                                                                   -----------

            OIL & GAS SERVICES -- 2.8%
  35,000    Enterprise Products Partners L.P.                        1,620,500
  10,000    Inergy, L.P.*<F8>                                          259,500
                                                                   -----------
                                                                     1,880,000
                                                                   -----------

            RETAIL -- 10.2%
  15,000    Coach, Inc.*<F8>                                           397,650
  80,000    Copart, Inc.*<F8>                                        2,240,800
  15,000    Direct Focus, Inc.*<F8>                                    298,500
  85,000    Fred's, Inc.                                             2,227,000
   5,000    Panera Bread Company -- Class A*<F8>                       174,950
  50,000    Whole Foods Market, Inc.*<F8>                            1,570,500
                                                                   -----------
                                                                     6,909,400
                                                                   -----------

            SEMICONDUCTORS -- 1.2%
  30,000    Genesis Microchip Incorporated*<F8>(1)<F9>                 844,200
                                                                   -----------

            SOFTWARE -- 1.2%
  45,000    ANSYS, Inc.*<F8>                                           803,250
                                                                   -----------

            TELECOMMUNICATIONS -- 3.7%
  55,000    Genter Communications Corporation*<F8>                     998,800
  20,000    Intrado Inc.*<F8>                                          513,200
   5,750    Nanovation Technologies, Inc.*<F8>(2)<F10>                  28,750
  45,300    WebEx Communications, Inc.*<F8>                            962,172
                                                                   -----------
                                                                     2,502,922
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $61,513,114)                  65,684,722
                                                                   -----------

            WARRANTS -- 0.0%
  20,833    RateXchange Corporation *<F8> (Cost $0)                         0
                                                                   -----------

PRINCIPAL
 AMOUNT
 ------

            SHORT-TERM INVESTMENTS -- 0.1%
            VARIABLE RATE DEMAND NOTES#<F11> -- 0.1%
 $ 9,644    American Family Financial Services, Inc.,  2.3156%           9,644
     412    Firstar Bank, N.A., 2.4163%                                    412
  52,205    Wisconsin Corporate Central Credit Union, 2.3363%           52,205
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $62,261)                 62,261
                                                                   -----------
            TOTAL INVESTMENTS -- (COST $61,575,375) -- 97.0%        65,746,983

            Other Assets, Less Liabilities -- 3.0%                   2,015,267
                                                                   -----------
            TOTAL NET ASSETS -- 100.0%                             $67,762,250
                                                                   -----------
                                                                   -----------

   *<F8>   Non-income producing security.
 (1)<F9>   Foreign Security.
(2)<F10>   Illiquid Security - acquired through private placement.
  #<F11> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2001.
ADR - American Depository Receipt.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001

1. ORGANIZATION AND SIGNIFICANT
   ACCOUNTING POLICIES

   The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996. On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class of shares.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The following is a summary of significant accounting policies consistently followed by the Fund.

   a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

   c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

       Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items. Accordingly, at September 30, 2001 reclassifications were recorded to decrease accumulated net investment loss by $632,567, increase accumulated undistributed net realized loss by $5,641 and decreased capital stock by $626,926.

       Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales.

   d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

   f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2. SHARES OF BENEFICIAL INTEREST

   Transactions in shares of beneficial interest for the fiscal year ended September 30, 2001 and September 30, 2000, respectively, were as follows:

   YEAR ENDED SEPTEMBER 30, 2001                   $               SHARES
   -----------------------------                  ---              ------
   Shares sold                                $86,592,903         4,466,033
   Shares issued to holders in
     reinvestment of dividends                 13,835,241           681,875
   Shares redeemed                            (53,615,195)       (2,877,782)
                                              -----------         ---------
   Net increase                               $46,812,949         2,270,126
                                              -----------
                                              -----------

   SHARES OUTSTANDING:
   Beginning of year*<F12>                                        2,333,774
                                                                  ---------
   End of year                                                    4,603,900
                                                                  ---------
                                                                  ---------

   YEAR ENDED SEPTEMBER 30, 2000                   $               SHARES
   -----------------------------                  ---              ------
   RETAIL SHARES:
   Shares sold                                $ 1,354,720            46,907
   Shares issued to holders in
     reinvestment of dividends                    588,575            29,385
   Shares redeemed                               (710,040)          (24,673)
                                              -----------         ---------
   Net increase                               $ 1,233,255            51,619
                                              -----------
                                              -----------

   SHARES OUTSTANDING:
   Beginning of year                                                122,811
                                                                  ---------
   End of year                                                      174,430
                                                                  ---------
                                                                  ---------

   INSTITUTIONAL SHARES:
   Shares sold                                $29,474,352         1,027,994
   Shares issued to holders in
     reinvestment of dividends                  5,918,294           293,566
   Shares redeemed                             (7,364,754)         (277,336)
                                              -----------         ---------
   Net increase                               $28,027,892         1,044,224
                                              -----------
                                              -----------

   SHARES OUTSTANDING:
   Beginning of year                                              1,115,120
                                                                  ---------
   End of year                                                    2,159,344
                                                                  ---------
                                                                  ---------
   TOTAL NET INCREASE                         $29,261,147
                                              -----------
                                              -----------

*<F12> On October 1, 2000, the Fund combined its Institutional and Retail classes into a single class. Beginning of year shares reflects the combination of classes.

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the fiscal year ended September 30, 2001, were $401,233,261 and $369,220,684, respectively.

   At September 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation                                   $6,445,755
   (Depreciation)                                 (4,098,911)
                                                  ----------
        Net appreciation on investments           $2,346,844
                                                  ----------
                                                  ----------

   At September 30, 2001, the cost of investments for federal income tax purposes was $63,400,139. At September 30, 2001, the Fund had accumulated net realized capital loss carryover of $380,272 expiring in 2009. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. In addition, the Fund realized on a tax basis, post October losses through September 30, 2001 of $25,569,263, which are not recognized for tax purposes until the first day of the following fiscal year.

4. INVESTMENT ADVISORY AND OTHER
   AGREEMENTS

   The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

5. SHORT POSITIONS

   As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At September 30, 2001, the Fund had no short positions.

ROCKLAND GROWTH FUND
INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Rockland Funds Trust:

  We have audited the accompanying statement of assets and liabilities of Rockland Small Cap Growth Fund (the "Fund", a series of Rockland Funds Trust), including the schedule of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/KPMG LLP

Chicago, Illinois
November 6, 2001

ROCKLAND SMALL CAP GROWTH FUND
TAX INFORMATION

In early 2001, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ended September 30, 2001. The Fund hereby designates $480,673 as a long-term capital gain distribution taxed at 20%.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                  DISTRIBUTOR
                       Unified Financial Securities, Inc.
                                 P.O. Box 6110
                            Indianapolis, IN  46206

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103